Fair Value Measurements - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gains from fair value changes of trading securities and derivative assets	¥ (20,904)	¥ 12,938	¥ (63,390)
Asset impairment charges	0	0	0
Impairment charges on debt investment	¥ 352,742	¥ 0	¥ 0